Financial Risks - Summary of Breakdown of Quality of Available-for-Sale (AFS) ABS Portfolio (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total fair value	€ 139,834	€ 139,711
Asset backed securities [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total fair value	4,503	4,226
Aegon Americas and Netherlands [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total fair value	4,503	4,225
Aegon Americas and Netherlands [member] | Asset backed securities [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	4,512	4,182
Total fair value	4,503	4,226
Aegon Americas and Netherlands [member] | Asset backed securities [member] | Credit cards [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	193	219
Total fair value	201	229
Aegon Americas and Netherlands [member] | Asset backed securities [member] | Autos [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	290	292
Total fair value	289	292
Aegon Americas and Netherlands [member] | Asset backed securities [member] | Small business loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	60	70
Total fair value	63	74
Aegon Americas and Netherlands [member] | Asset backed securities [member] | CDOs backed by ABS, Corp. bonds, Bank loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	2,423	2,265
Total fair value	2,386	2,281
Aegon Americas and Netherlands [member] | Asset backed securities [member] | ABSs - other [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	1,547	1,336
Total fair value	1,563	1,350
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AAA [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	2,464	2,357
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AAA [member] | Credit cards [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	174	170
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AAA [member] | Autos [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	230	226
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AAA [member] | CDOs backed by ABS, Corp. bonds, Bank loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	1,535	1,467
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AAA [member] | ABSs - other [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	525	494
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AA [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	649	503
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AA [member] | Credit cards [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	19	19
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AA [member] | CDOs backed by ABS, Corp. bonds, Bank loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	479	407
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AA [member] | ABSs - other [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	151	76
Aegon Americas and Netherlands [member] | Asset backed securities [member] | A [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	1,051	975
Aegon Americas and Netherlands [member] | Asset backed securities [member] | A [member] | Autos [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	58	64
Aegon Americas and Netherlands [member] | Asset backed securities [member] | A [member] | Small business loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	2	3
Aegon Americas and Netherlands [member] | Asset backed securities [member] | A [member] | CDOs backed by ABS, Corp. bonds, Bank loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	216	224
Aegon Americas and Netherlands [member] | Asset backed securities [member] | A [member] | ABSs - other [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	774	683
Aegon Americas and Netherlands [member] | Asset backed securities [member] | BBB [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	248	238
Aegon Americas and Netherlands [member] | Asset backed securities [member] | BBB [member] | Credit cards [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost		30
Aegon Americas and Netherlands [member] | Asset backed securities [member] | BBB [member] | Autos [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	2	2
Aegon Americas and Netherlands [member] | Asset backed securities [member] | BBB [member] | Small business loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	12	6
Aegon Americas and Netherlands [member] | Asset backed securities [member] | BBB [member] | CDOs backed by ABS, Corp. bonds, Bank loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	146	120
Aegon Americas and Netherlands [member] | Asset backed securities [member] | BBB [member] | ABSs - other [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	88	81
Aegon Americas and Netherlands [member] | Asset backed securities [member] | Less than BBB [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	100	109
Aegon Americas and Netherlands [member] | Asset backed securities [member] | Less than BBB [member] | Small business loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	46	62
Aegon Americas and Netherlands [member] | Asset backed securities [member] | Less than BBB [member] | CDOs backed by ABS, Corp. bonds, Bank loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	46	46
Aegon Americas and Netherlands [member] | Asset backed securities [member] | Less than BBB [member] | ABSs - other [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	€ 8	€ 1